Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Brookmont Catastrophic Bond ETF
Shareholder Report [Line Items]
Fund Name	Brookmont Catastrophic Bond ETF
Class Name	Brookmont Catastrophic Bond ETF
Trading Symbol	ILS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookmont Catastrophic Bond ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.ilsetf.com/ils or (855) 682-2229.
Additional Information Phone Number	(855) 682-2229
Additional Information Website	www.ilsetf.com/ils
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookmont Catastrophic Bond ETF	$79	1.58%¹
¹	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.58% [1]
Net Assets	$ 76,676,071
Holdings Count | Holdings	127
Advisory Fees Paid, Amount	$ 322,886
Investment Company, Portfolio Turnover	15.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$76,676,071
Number of Holdings	127
Total Net Advisory Fee	$322,886
Portfolio Turnover Rate	15.42%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2026) Portfolio Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
2001 Cat RE Ltd. 1/8/2027	2.83%
Floodsmart Re Ltd. 3/12/2027	2.70%
Integrity RE III 6/6/2027	2.05%
Atlas Capital Dac 6/7/2028	1.99%
Buttonwood RE Ltd. 5/29/2029	1.96%
US Treasury Bill 9/29/2026	1.94%
Fuchsia 2023-1 London Br 4/6/2027	1.73%
Yosemite RE Ltd. 6/7/2028	1.70%
Logistics Re Ltd. 12/21/2027	1.67%
Montoya Re Ltd. 4/7/2028	1.66%

[1]	Annualized.